Financial Liabilities (Narrative) (Details)				12 Months Ended
	Nov. 04, 2016 $ / shares shares	Dec. 16, 2015 USD ($)	May 08, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 yr
Disclosure of financial liabilities [line items]
Exercise of warrants				$ 1,374,000
Expected life in years | yr				6	6
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Warrant expiration date				Nov. 04, 2021
Warrants [member]
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 6.85
Expected life in years | yr				0.38	1.4
Warrants [member] | Export Development Canada [member]
Disclosure of financial liabilities [line items]
Shares issued | shares	200,575
Warrants [member] | Syndicate of Lenders [member]
Disclosure of financial liabilities [line items]
Shares issued | shares			250,000
Exercise price | $ / shares			$ 15.00
Warrant expiration date				May 06, 2019
Exercise of warrants		$ 10.85
Fair value of warrants			$ 885,000